Accumulated Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,351	$ 1,113
Accumulated benefit obligation	1,350	1,113
Fair value of plan assets	$ 1,180	$ 987